Cover Page	6 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	ORIX Corporation
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31